Label	Element	Value
Additional Paid-in Capital [Member]
Stockholders' Equity Attributable to Parent	us-gaap_StockholdersEquity	$ 481,337,000
AOCI Attributable to Parent [Member]
Stockholders' Equity Attributable to Parent	us-gaap_StockholdersEquity	(38,713,000)
Common Stock [Member]
Stockholders' Equity Attributable to Parent	us-gaap_StockholdersEquity	$ 4,664,000
Common Stock, Shares, Issued	us-gaap_CommonStockSharesIssued	54,081,601
Other Undenominated Capital [Member]
Stockholders' Equity Attributable to Parent	us-gaap_StockholdersEquity	$ 912,000
Redeemable Noncontrolling Interest [Member]
Redeemable Noncontrolling Interest, Equity, Carrying Amount	us-gaap_RedeemableNoncontrollingInterestEquityCarryingAmount	0
Accounting Standards Update 2016-09 [Member]
Cumulative Effect of New Accounting Principle in Period of Adoption	us-gaap_CumulativeEffectOfNewAccountingPrincipleInPeriodOfAdoption	6,677,000
Accounting Standards Update 2016-09 [Member] | Retained Earnings [Member]
Cumulative Effect of New Accounting Principle in Period of Adoption	us-gaap_CumulativeEffectOfNewAccountingPrincipleInPeriodOfAdoption	6,677,000
Accounting Standards Update 2014-09 [Member]
Cumulative Effect of New Accounting Principle in Period of Adoption	us-gaap_CumulativeEffectOfNewAccountingPrincipleInPeriodOfAdoption	(48,104,000)
Accounting Standards Update 2014-09 [Member] | Retained Earnings [Member]
Cumulative Effect of New Accounting Principle in Period of Adoption	us-gaap_CumulativeEffectOfNewAccountingPrincipleInPeriodOfAdoption	$ (48,104,000)